Subsequent Events (Details) - USD ($)		6 Months Ended
	Dec. 16, 2024	Jun. 30, 2024
Subsequent Events [Line Items]
Convertible loan		$ 12,000,000
Major Ordinary Share Transactions [Member]
Subsequent Events [Line Items]
Principal amount	$ 12,000,000
Ordinary shares, per share (in Dollars per share)	$ 0.0001
Interest on convertible rate	11.00%
Purchase Agreement [Member]
Subsequent Events [Line Items]
Principal amount	$ 1